BNY Mellon Funds Trust (the "Trust")

- BNY Mellon Mid Cap Stock Fund (the "Fund")

Incorporated herein by reference, on behalf of the Fund, is the supplement to the Trust's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 6, 2012 (SEC Accession No. 0001111565-12-000048).

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase